Schedule of impairment losses reversals (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (168)	$ (90)	$ (167)	$ (180)
Impairment loss reversal of impairment loss recognised in profit or loss net	(170)	335	(177)	219
Property, plant and equipment [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(84)	(11)	(83)	(106)
Intangible assets other than goodwill [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			(1)
Non-current assets or disposal groups classified as held for sale [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(84)	(79)	(83)	(74)
Investments accounted for using equity method [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	(2)	425	(10)	399
Losses [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	(208)	(156)	(218)	(312)
Reversals [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	$ 38	$ 491	$ 41	$ 531